SCHEDULE OF KEY MANAGEMENT TRANSACTIONS (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	$ 582,296	$ 400,730	$ 1,126,657	$ 817,347
CEO and Director [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	85,395	65,702	178,679	125,702
CEO [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	306,425	109,437	410,651	215,687
Directors [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	36,597	36,991	39,458	77,424
Other related parties [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	$ 428,417	$ 212,130	$ 628,788	$ 418,813